Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,995	$—	$(4,069)	$29,926
Residential mortgage-backed securities	65,795	—	(3,295)	62,500
Agency collateralized mortgage obligations	483,591	1,141	(17,668)	467,064
Municipal securities	27,950	—	(1,517)	26,433
Total	$611,331	$1,141	$(26,549)	$585,923
Held to Maturity:
U.S. Government agency securities	$149,096	$—	$(16,082)	$133,014
Residential mortgage-backed securities	7,849	197	—	8,046
Agency collateralized mortgage obligations	118,893	251	(4,465)	114,679
Corporate debt securities	5,000	149	—	5,149
Municipal securities	2,976	—	(167)	2,809
Total	$283,814	$597	$(20,714)	$263,697

	December 31, 2012
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,994	$19	$(252)	$33,761
Residential mortgage-backed securities	55,614	1,596	—	57,210
Agency collateralized mortgage obligations	547,641	9,971	(745)	556,867
Municipal securities	26,890	381	—	27,271
Total	$664,139	$11,967	$(997)	$675,109
Held to Maturity:
U.S. Government agency securities	$178,926	$700	$(363)	$179,263
Residential mortgage-backed securities	23,827	1,889	—	25,716
Agency collateralized mortgage obligations	49,051	1,587	—	50,638
Corporate debt securities	15,000	13	—	15,013
Municipal securities	2,979	62	—	3,041
Total	$269,783	$4,251	$(363)	$273,671

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2013 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$—	$—
Due after one year through five years	—	—	5,000	5,149
Due after five years through ten years	48,534	43,963	70,000	62,854
Due after ten years	13,411	12,396	82,072	72,969
	61,945	56,359	157,072	140,972
Residential mortgage-backed securities	65,795	62,500	7,849	8,046
Agency collateralized mortgage obligations	483,591	467,064	118,893	114,679
Total	$611,331	$585,923	$283,814	$263,697

During 2013, the Company sold a total of 28 securities with a combined fair market value of $98.5 million. The Company realized net pretax gains of $512,000. Of the total, 16 securities with a combined fair market value of $76.3 million had been classified as available for sale. Securities sold from available for sale included 14 agency collateralized mortgage obligations (CMOs) and two mortgage-backed securities (MBSs). Ten agency MBSs and one agency CMO with a combined fair market value of $12.2 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its purchased par value so they could be sold without tainting the remaining held to maturity (HTM) portfolio. In addition, one corporate bond with a fair market value of $10.0 million had been classified as held to maturity but was sold within three months of its final maturity. In addition to its sales, the Company had two agency debentures called during 2013. The combined par value was $50.0 million with a net pretax gain of $152,000.

During 2012, the Company sold a total of 48 securities with a combined fair market value of $305.4 million. The Company realized net pretax gains of $1.1 million, with a related tax expense of $368,000. Of the total, 41 securities with a combined fair market value of $299.3 million had been classified as available for sale. Seven agency MBSs with a fair market value of $6.1 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its purchased par value so they could be sold without tainting the remaining HTM portfolio. Securities sold from available for sale included eight private-label CMOs with a combined fair market value of $20.1 million. The Company no longer owns any private-label CMOs. In addition to its sales, the Company had a total of 11 agency debentures and one corporate debenture called during 2012. The combined par value was $160.3 million and the Company realized no gain or loss on the calls.

In 2011, the Company sold a total of 13 securities with a combined fair market value of $126.2 million. All of the securities were U.S. agency CMOs. The Company realized net pretax gains of $350,000, with related tax expense of $119,000, on the combined sales. Of this total, 12 securities with a combined fair market value of $125.3 million had been classified as available for sale. One agency MBS with a fair market value of $852,000 had been classified as held to maturity, however, its current par value had paid down to less than 9% of its purchased par value, below the 15% threshold, so it could be sold without tainting the remaining HTM portfolio. Also during 2011, the Company had three agency debentures totaling $60.0 million called at par. The bonds had a combined market value of $60.0 million and no gain or loss was realized.

The Company does not maintain a trading portfolio and there were no transfers of securities between the AFS and HTM portfolios. The Company uses the specific identification method to record security sales.

At December 31, 2013 and 2012, securities with a carrying value of $691.3 million and $713.6 million, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table summarizes the Company's gains and losses on the sales or calls of debt securities and credit losses recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized (Losses)	OTTI Credit Losses	Net Gains
Years Ended:
December 31, 2013	$1,826	$(1,162)	$—	$664
December 31, 2012	2,889	(1,838)	(649)	402
December 31, 2011	983	(633)	(324)	26

In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which management evaluates and corroborates using amounts from one of its securities brokers. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets. They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2013
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$8,077	$(918)	$21,849	$(3,151)	$29,926	$(4,069)
Residential MBSs	62,500	(3,295)	—	—	62,500	(3,295)
Agency CMOs	363,993	(16,182)	15,574	(1,486)	379,567	(17,668)
Municipal securities	26,433	(1,517)	—	—	26,433	(1,517)
Total	$461,003	$(21,912)	$37,423	$(4,637)	$498,426	$(26,549)
Held to Maturity:
U.S. Government agency securities	$110,435	$(13,661)	$22,579	$(2,421)	$133,014	$(16,082)
Agency CMOs	98,082	(4,465)	—	—	98,082	(4,465)
Municipal securities	2,809	(167)	—	—	2,809	(167)
Total	$211,326	$(18,293)	$22,579	$(2,421)	$233,905	$(20,714)

	December 31, 2012
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$24,748	$(252)	$—	$—	$24,748	$(252)
Agency CMOs	53,274	(745)	—	—	53,274	(745)
Total	$78,022	$(997)	$—	$—	$78,022	$(997)
Held to Maturity:
U.S. Government agency securities	$57,572	$(363)	$—	$—	$57,572	$(363)
Total	$57,572	$(363)	$—	$—	$57,572	$(363)

The Company's investment securities portfolio consists primarily of U.S. Government agency debentures, U.S. Government sponsored agency MBSs, agency CMOs, corporate bonds and municipal bonds. The Company considers securities of the U.S. Government sponsored agencies and the U.S. Government MBSs/CMOs to have little credit risk because their principal and interest payments are backed by an agency of the U.S. Government.

The unrealized losses in the Company's investment portfolio at December 31, 2013 were associated with two distinct types of securities. The first type, those backed by the U.S. Government or one of its agencies, included 11 debentures, 46 CMOs and 10 MBSs. Management believes that the unrealized losses on these investments were primarily caused by the movement of interest rates from the date of purchase and notes the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. The Company also owns 28 municipal bonds that were in an unrealized loss position as of December 31, 2013. In all cases, the bonds are general obligations of either a Pennsylvania municipality or school district and are backed by the ad valorem taxing power of the entity. In all cases, the bonds carry an investment grade rating of no lower than single-A by either Moody's or Standard and Poors. The Company, however, conducts its own periodic, independent review and believes the unrealized losses in its municipal bond portfolio are the result of movements in long-term interest rates and are not reflective of any credit deterioration. The Company does not intend to sell these debt securities prior to recovery and it is more likely than not that the Company will not have to sell these debt securities prior to recovery.

The tables below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs previously mentioned for the years ended December 31, 2012 and 2011, respectively. The Company did not hold private-label CMOs as of December 31, 2012 and had no activity in private-label CMOs during 2013.

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired security sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2011	$2,625	$—	$2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	324	—	324
Cumulative OTTI credit losses recognized for securities still held at December 31, 2011	$2,949	$—	$2,949